Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Assets (CHF million)
Cash and Due from Banks	386	575	569	475
Interest-bearing deposits with banks	396	416	627	624
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	106,474	113,664	148,721
Securities received as collateral	21,675	33,199	30,045	30,191
Trading assets	245,834	264,201	256,399	284,058
Investment securities	3,546	3,428	3,498	5,324
Other investments	8,603	9,053	8,994	9,710
Loans	19,570	22,652	20,000	20,515
Other intangible assets (mortgage servicing rights)	39	42	43	63
Other assets	38,168	35,746	37,275	37,002
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	20,930		29,677
Trading assets	138,381		132,887
Investment securities	2,027		2,070
Other investments	247		271
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	4,962		5,439
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	166,547		170,344
Less other investments - equity at fair value attributable to noncontrolling interests	(221)		(240)
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	166,326		170,104
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	247		271
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	216		92
Trading assets	46,148		55,592
Investment securities	2,025		2,066
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	45,429		53,918
Investment securities	1,575		1,583
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	47		1
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	20,714		29,585
Trading assets	71,520		66,664
Investment securities	2		4
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	15,978		3,428
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	7,229		703
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	49		1
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	8,249		2,538
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	4,735		7,203
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	386		569
Interest-bearing deposits with banks	396		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972		113,664
Securities received as collateral	745		368
Trading assets	739,533		907,889
Investment securities	1,200		1,258
Other investments	431		539
Loans	12,421		13,381
Loans - of which commercial and industrial	6,189		6,191
Loans - of which financial institutions	4,865		5,934
Other intangible assets (mortgage servicing rights)	0		0
Other assets	26,876		26,912
Other assets - of which loans held-for-sale	16,891		14,899
Total assets at fair value	881,960		1,065,207
Less other investments - equity at fair value attributable to noncontrolling interests	(133)		(99)
Less assets consolidated under ASU 2009-17	(9,190)		(8,769)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	872,637		1,056,339
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	348		470
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	218		349
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	83		69
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	48		61
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	186		350
Trading assets	66,264		74,391
Investment securities	1,107		1,168
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	6,863		11,032
Investment securities	2		1
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	184		320
Trading assets	25,266		25,932
Investment securities	672		720
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	29,510		30,392
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	2,237		4,335
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	2,317		2,620
Investment securities	432		447
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	559		18
Trading assets	6,338		7,746
Investment securities	93		90
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	663,276		823,016
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	530,479		698,297
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	69,797		62,717
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	27,452		25,820
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	27,652		29,274
Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	3,655		2,736
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	14,513		15,509
Investment securities	319		170
Other investments	7,925		8,184
Loans	7,149		6,619
Loans - of which commercial and industrial	4,899		4,778
Loans - of which financial institutions	1,298		1,530
Other intangible assets (mortgage servicing rights)	39		43
Other assets	6,631		5,164
Other assets - of which loans held-for-sale	5,842		4,463
Total assets at fair value	36,576		35,689
Less other investments - equity at fair value attributable to noncontrolling interests	(3,584)		(3,292)
Less assets consolidated under ASU 2009-17	(3,372)		(2,745)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	29,620		29,652
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,980		3,958
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,617		2,633
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	133		165
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	40		84
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,099		2,243
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,099		2,245
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,713		1,818
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	4,511		5,888
Investment securities	317		169
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	30		79
Investment securities	22		21
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	2,057		3,192
Investment securities	120		125
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	906		724
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	306		1,023
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	865		447
Investment securities	175		23
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	423		485
Investment securities	2		1
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,579		6,650
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,560		1,859
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	505		754
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	2,076		1,920
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	1,627		1,294
Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	3,000		2,486
Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	(646,593)		(799,886)
Investment securities	0		0
Other investments	0		0
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	(301)		(240)
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	(646,894)		(800,126)
Less other investments - equity at fair value attributable to noncontrolling interests	0		0
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(646,894)		(800,126)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(646,593)		(799,886)
Netting impact | Recurring basis | Other
Assets (CHF million)
Trading assets	0		0
Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	386		569
Interest-bearing deposits with banks	396		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972		113,664
Securities received as collateral	21,675		30,045
Trading assets	245,834		256,399
Investment securities	3,546		3,498
Other investments	8,603		8,994
Loans	19,570		20,000
Loans - of which commercial and industrial	11,088		10,969
Loans - of which financial institutions	6,163		7,464
Other intangible assets (mortgage servicing rights)	39		43
Other assets	38,168		37,275
Other assets - of which loans held-for-sale	22,733		19,362
Total assets at fair value	438,189		471,114
Less other investments - equity at fair value attributable to noncontrolling interests	(3,938)		(3,631)
Less assets consolidated under ASU 2009-17	(12,562)		(11,514)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	421,689		455,969
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,980		3,958
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,617		2,633
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	481		635
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	258		433
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,429		2,583
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,147		2,306
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,713		1,818
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	402		442
Trading assets	116,923		135,871
Investment securities	3,449		3,403
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	52,322		65,029
Investment securities	1,599		1,605
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	184		320
Trading assets	27,370		29,125
Investment securities	792		845
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	30,416		31,116
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	2,543		5,358
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,182		3,067
Investment securities	607		470
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	21,273		29,603
Trading assets	78,281		74,895
Investment securities	97		95
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	39,240		33,208
Total - at fair value | Recurring basis | Other
Assets (CHF million)
Trading assets	11,390		12,425